Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income for the year	R$ 837,446	R$ 804,195	R$ 305,227
Adjustments to reconcile net income (loss) for the year to net cash flows:
Depreciation and amortization	256,294	163,396	92,333
Deferred income tax and social contribution	73,330	69,232	(17,770)
Loss on investment in associates	6,937	810	445
Interest, monetary and exchange variations, net	(283,899)	110,744	126,756
Provision for contingencies	2,259	9,420	778
Share-based payments expense	31,508	30,787	46,091
Allowance for expected credit losses	35,632	33,926	14,272
Impairment of intangible assets	0	0	4,764
Loss on disposal of property, equipment and intangible assets	52,658	14,639	10,712
Fair value adjustment in financial instruments at FVPL	(12,461)	(17,446)	0
Fair value adjustment in derivatives	(5,758)	(12,099)	(609)
Remeasurement of previously held interest in subsidiary acquired	(2,992)	0	(21,441)
Others	0	0	(416)
Working capital adjustments:
Accounts receivable from card issuers	(2,081,945)	(4,779,467)	(3,990,395)
Receivables from related parties	8,688	(1,132)	3,986
Recoverable taxes	(18,624)	(67,791)	(98,695)
Prepaid expenses	(106,359)	2,603	(4,675)
Trade accounts receivable and other assets	(1,362,356)	(284,982)	(36,855)
Accounts payable to clients	1,379,099	245,866	570,132
Taxes payable	270,014	238,967	183,921
Labor and social security liabilities	109,953	39,713	59,069
Provision for contingencies	(2,193)	(1,098)	(22)
Other liabilities	31,790	(3,434)	50,910
Interest paid	(177,589)	(268,453)	(141,447)
Interest income received, net of costs	1,172,781	1,191,136	514,788
Income tax paid	(157,729)	(171,313)	(87,442)
Net cash (used in) / provided by in operating activities	56,484	(2,651,781)	(2,415,583)
Investing activities
Purchases of property and equipment	(372,138)	(333,568)	(140,887)
Purchases and development of intangible assets	(82,965)	(66,381)	(44,838)
Acquisition of subsidiary, net of cash acquired	(247,429)	0	(2,940)
Proceeds from (acquisition of) short-term investments, net	(5,069,142)	(21,930)	(2,557,312)
Proceeds from the disposal of non-current assets	7,127	1,104	13,421
Acquisition of interest in associates	(44,424)	(16,789)	(4,549)
Net cash used in investing activities	(5,808,971)	(437,564)	(2,737,105)
Financing activities
Proceeds from borrowings	3,996,820	2,958,838	746,909
Payment of borrowings	(5,381,130)	(801,849)	(3,665)
Payment to FIDC quota holders	(2,059,500)	0	0
Proceeds from FIDC quota holders	2,716,138	1,640,000	10,000
Payment of leases	(41,373)	(38,023)	(14,296)
Capital increase, net of transaction costs	7,832,590	0	4,229,153
Repurchase of shares	(76,361)	(90)	(142,440)
Acquisition of non-controlling interests	(1,012)	(923)	(30,773)
Dividends paid to non-controlling interests	(904)	(4)	0
Cash proceeds from non-controlling interest	230,898	0	0
Net cash provided by financing activities	7,216,166	3,757,949	4,794,888
Effect of foreign exchange on cash and cash equivalents	14,969	1,809	13,777
Change in cash and cash equivalents	1,478,648	670,413	(344,023)
Cash and cash equivalents at beginning of year	968,342	297,929	641,952
Cash and cash equivalents at end of year	2,446,990	968,342	297,929
Change in cash and cash equivalents	R$ 1,478,648	R$ 670,413	R$ (344,023)